Offerings	May 08, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount of Registration Fee	$ 0
Offering Note

(1)	There are being registered hereunder such indeterminate amount of the securities of each identified class as may from time to time be offered hereunder by the Registrant at indeterminate prices which shall have an aggregate initial offering price not to exceed $60,000,000. The securities being registered hereunder also include such indeterminate amount of securities as may be issued upon exercise, settlement, exchange or conversion securities offered or sold hereunder, or pursuant to the anti-dilution provisions of any such securities. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $60,000,000, less the aggregate dollar amount of all securities previously issued hereunder.
(2)	The proposed maximum offering price per security for the primary offering will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form F-3 under the Securities Act.
(3)	Debt securities may be senior or subordinated, convertible or non-convertible and secured or unsecured.
(4)	Warrants may represent rights to purchase debt securities, ordinary shares, preferred shares or other securities registered hereunder.
(5)	Subscription rights evidence rights to purchase any securities of the Registrant registered under this registration statement.
(6)	Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preference Shares
Amount of Registration Fee	$ 0
Offering Note

(1)	There are being registered hereunder such indeterminate amount of the securities of each identified class as may from time to time be offered hereunder by the Registrant at indeterminate prices which shall have an aggregate initial offering price not to exceed $60,000,000. The securities being registered hereunder also include such indeterminate amount of securities as may be issued upon exercise, settlement, exchange or conversion securities offered or sold hereunder, or pursuant to the anti-dilution provisions of any such securities. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $60,000,000, less the aggregate dollar amount of all securities previously issued hereunder.
(2)	The proposed maximum offering price per security for the primary offering will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form F-3 under the Securities Act.
(3)	Debt securities may be senior or subordinated, convertible or non-convertible and secured or unsecured.
(4)	Warrants may represent rights to purchase debt securities, ordinary shares, preferred shares or other securities registered hereunder.
(5)	Subscription rights evidence rights to purchase any securities of the Registrant registered under this registration statement.
(6)	Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities (3)
Amount of Registration Fee	$ 0
Offering Note

(1)	There are being registered hereunder such indeterminate amount of the securities of each identified class as may from time to time be offered hereunder by the Registrant at indeterminate prices which shall have an aggregate initial offering price not to exceed $60,000,000. The securities being registered hereunder also include such indeterminate amount of securities as may be issued upon exercise, settlement, exchange or conversion securities offered or sold hereunder, or pursuant to the anti-dilution provisions of any such securities. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $60,000,000, less the aggregate dollar amount of all securities previously issued hereunder.
(2)	The proposed maximum offering price per security for the primary offering will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form F-3 under the Securities Act.
(3)	Debt securities may be senior or subordinated, convertible or non-convertible and secured or unsecured.
(4)	Warrants may represent rights to purchase debt securities, ordinary shares, preferred shares or other securities registered hereunder.
(5)	Subscription rights evidence rights to purchase any securities of the Registrant registered under this registration statement.
(6)	Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants (4)
Amount of Registration Fee	$ 0
Offering Note

(1)	There are being registered hereunder such indeterminate amount of the securities of each identified class as may from time to time be offered hereunder by the Registrant at indeterminate prices which shall have an aggregate initial offering price not to exceed $60,000,000. The securities being registered hereunder also include such indeterminate amount of securities as may be issued upon exercise, settlement, exchange or conversion securities offered or sold hereunder, or pursuant to the anti-dilution provisions of any such securities. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $60,000,000, less the aggregate dollar amount of all securities previously issued hereunder.
(2)	The proposed maximum offering price per security for the primary offering will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form F-3 under the Securities Act.
(3)	Debt securities may be senior or subordinated, convertible or non-convertible and secured or unsecured.
(4)	Warrants may represent rights to purchase debt securities, ordinary shares, preferred shares or other securities registered hereunder.
(5)	Subscription rights evidence rights to purchase any securities of the Registrant registered under this registration statement.
(6)	Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights (5)
Amount of Registration Fee	$ 0
Offering Note

(1)	There are being registered hereunder such indeterminate amount of the securities of each identified class as may from time to time be offered hereunder by the Registrant at indeterminate prices which shall have an aggregate initial offering price not to exceed $60,000,000. The securities being registered hereunder also include such indeterminate amount of securities as may be issued upon exercise, settlement, exchange or conversion securities offered or sold hereunder, or pursuant to the anti-dilution provisions of any such securities. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $60,000,000, less the aggregate dollar amount of all securities previously issued hereunder.
(2)	The proposed maximum offering price per security for the primary offering will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form F-3 under the Securities Act.
(3)	Debt securities may be senior or subordinated, convertible or non-convertible and secured or unsecured.
(4)	Warrants may represent rights to purchase debt securities, ordinary shares, preferred shares or other securities registered hereunder.
(5)	Subscription rights evidence rights to purchase any securities of the Registrant registered under this registration statement.
(6)	Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units (6)
Amount of Registration Fee	$ 0
Offering Note

(1)	There are being registered hereunder such indeterminate amount of the securities of each identified class as may from time to time be offered hereunder by the Registrant at indeterminate prices which shall have an aggregate initial offering price not to exceed $60,000,000. The securities being registered hereunder also include such indeterminate amount of securities as may be issued upon exercise, settlement, exchange or conversion securities offered or sold hereunder, or pursuant to the anti-dilution provisions of any such securities. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $60,000,000, less the aggregate dollar amount of all securities previously issued hereunder.
(2)	The proposed maximum offering price per security for the primary offering will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form F-3 under the Securities Act.
(3)	Debt securities may be senior or subordinated, convertible or non-convertible and secured or unsecured.
(4)	Warrants may represent rights to purchase debt securities, ordinary shares, preferred shares or other securities registered hereunder.
(5)	Subscription rights evidence rights to purchase any securities of the Registrant registered under this registration statement.
(6)	Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	None
Maximum Aggregate Offering Price	$ 60,000,000
Amount of Registration Fee	$ 8,286
Offering Note

(1)	There are being registered hereunder such indeterminate amount of the securities of each identified class as may from time to time be offered hereunder by the Registrant at indeterminate prices which shall have an aggregate initial offering price not to exceed $60,000,000. The securities being registered hereunder also include such indeterminate amount of securities as may be issued upon exercise, settlement, exchange or conversion securities offered or sold hereunder, or pursuant to the anti-dilution provisions of any such securities. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $60,000,000, less the aggregate dollar amount of all securities previously issued hereunder.
(2)	The proposed maximum offering price per security for the primary offering will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form F-3 under the Securities Act.
(3)	Debt securities may be senior or subordinated, convertible or non-convertible and secured or unsecured.
(4)	Warrants may represent rights to purchase debt securities, ordinary shares, preferred shares or other securities registered hereunder.
(5)	Subscription rights evidence rights to purchase any securities of the Registrant registered under this registration statement.
(6)	Any securities registered under this registration statement may be sold separately or as units with other securities registered under this registration statement.